CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		114 Months Ended	120 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,059,995)	$ (1,375,324)	$ (2,059,305)	$ (2,119,706)	$ (15,535,153)	$ (16,595,148)
Adjustments to reconcile Net Loss to net cash used in operations:
Gain on option payments received – non-cash	0	0	0	(25,050)	(135,985)	(135,985)
Gain on sale of claims	0	(58,499)	(183,499)	(4,500)	(366,333)	(366,333)
Gain on sale of claims – non-cash	0	(55,000)	(60,000)	0	(60,000)	(60,000)
Common Stock issued for services	2,700	0	9,263	10,660	5,132,940	5,135,640
Common Stock issued to director for services	0	0	10,000	0	20,000	20,000
Common Stock issued for mining exploration stage property	0	0	0	0	351,400	351,400
Warrants issued to modify payment terms of note	0	0	0	175,047	175,047	175,047
Preferred Stock issued for bonus	0	0	0	0	253,785	253,785
Loss on conversion of debt and deferred compensation	32,479	0	0	0	2,150,513	2,182,992
Loss on AFS securities “other than temporary”	0	0	0	0	106,985	106,985
Loss on settlement - Common Shares issued	0	0	0	0	62,095	62,095
Loss on equity modification	0	0	85,399	0	85,399	85,399
Bad debt expense	0	0	0	(982)	47,185	47,185
Gain realized on transfer of AFS – securities	0	0	0	0	(9,875)	(9,875)
Amortization of discount on debt	461,616	155,182	369,684	356,552	945,642	1,407,258
Amortization of deferred financing cost	41,159	16,540	34,936	15,639	50,575	91,734
Amortization of gold advances discount	4,289	1,913	17,934	0	17,934	22,222
Change in derivative liability	(552,578)	576,640	52,581	386,833	439,414	(113,164)
Common Stock issued as interest on loan	0	0	0	0	1,500	1,500
Depreciation Expense	53,896	48,120	99,160	98,673	258,393	312,289
Accretion Expense	266	163	574	513	1,330	1,596
Impairment Expense	0	0	0	5,341	145,995	145,995
Extension Expense for Ruby mortgage	0	160,000	160,000	0	160,000	160,000
Changes in operating assets and liabilities:
Accounts receivable	0	0	0	982	(29,018)	(28,036)
Prepaid Expenses	0	0	2,627	0	12,537	12,537
Other assets	(163)	(3,218)	(3,381)	1,376	(2,005)	(2,168)
Accrued expenses – related party	61,000	63,000	116,000	100,000	1,316,593	1,377,593
Accrued interest	64,391	0	0	0	0	64,391
Accrued expenses	(15,000)	15,808	61,270	54,149	115,419	100,419
Accounts Payable	3,688	(26,608)	(15,005)	50,675	35,670	39,358
Other current assets	0	0	0	0	(29,316)	(29,316)
Net Cash Used in Operating Activities	(902,252)	(481,283)	(1,301,762)	(892,816)	(4,280,352)	(5,182,605)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of fixed assets	0	0	(15,912)	0	(28,371)	(28,371)
Proceeds from Fixed Asset Disposal	1,000	0	0	0	0	1,000
Cash received from sales of claims	0	48,664	173,664	14,335	366,333	366,333
Cash paid for claims acquired	0	0	0	0	(16,311)	(16,311)
Cash paid for Ruby Purchase	0	0	0	0	(361,093)	(361,093)
Cash paid for purchase of Taber Mine Option	0	0	0	0	(4,000)	(4,000)
Net Cash Provided by/Used in Investing Activities	1,000	48,664	157,752	14,335	(43,442)	(42,442)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of redeemable common stock	0	197,000	197,000	201,464	488,464	488,464
Proceeds from sale of common stock	517,699	0	459,300	0	1,982,000	2,499,699
Advances - Gold	(195,000)	150,000	200,000	0	200,000	5,000
Cash paid for deferred financing costs	(55,620)	(13,850)	(36,950)	(24,500)	(61,450)	(117,070)
Contributions from related party	0	0	0	0	244,994	244,994
Warrants exercised, shares not yet issued	0	0	0	0	25,000	25,000
Debt Repayments	(115,226)	(146,242)	(229,572)	(114,363)	(447,250)	(562,475)
Shares re-purchased and retired	0	0	0	0	(2,000)	(2,000)
Borrowings on convertible debt	739,000	341,097	646,097	728,000	2,027,909	2,766,909
Net Cash Provided by Financing Activities	890,853	528,005	1,235,875	790,601	4,457,667	5,348,521
Net cash increase (decrease) for period	(10,399)	95,386	91,865	(87,880)	133,873	123,474
Cash at beginning of period	133,873	42,008	42,008	129,888	0	0
Cash at end of period	123,474	137,394	133,873	42,008	133,873	123,474
Supplementary Cash Flow Information:
Cash Paid for Interest	15,000	0	97,538	55,637	177,360	192,360
Cash Paid for Taxes	0	0	0	0	0	0
Non-Cash Investing & Financing Activities:
Common Stock issued for conversion of preferred shares	0	0	0	0	2,400	2,400
Common Stock issued for conversion of debt and accrued salary	0	0	180,000	0	433,912	433,912
Warrants issued for purchase option - Ruby Mine	0	0	0	0	369,837	369,837
Term extension of Ruby Mine warrants	0	0	0	0	2,519	2,519
Stock Issued for purchase option - Ruby Mine	0	0	0	0	150,000	150,000
Discount from beneficial conversion feature and warrants attached to convertible notes payable	0	0	0	321,002	177,974	177,974
Transfer of available for sale securities to relieve accrued salary	0	0	0	0	12,838	12,838
Accrued salary relieved for shares issued	0	0	0	0	279,999	279,999
Common and preferred shares issued as founders shares	0	0	0	0	3,040	3,040
Capitalized costs for Ruby Mine purchase option transferred to fixed assets and mineral assets upon acquisition	0	0	0	0	801,442	801,442
Note payable for Ruby Mine acquisition	0	0	0	0	1,990,000	1,990,000
Liabilities assumed with Ruby Mine acquisition	0	0	0	0	174,118	174,118
Revision to Asset Retirement Obligation	1,708	0	0	76	166,790	168,498
Common stock issued for conversion of convertible debt	347,259	132,826	283,920	0	457,772	805,031
Equipment acquired with note payable	0	0	56,071	0	56,071	56,071
Common stock issued for stock payable	0	0	0	25,000	25,000	25,000
Common stock owed for deferred financing costs	7,040	0	0	0	0	7,040
Equity draw on redeemable common stock applied towards note principal owed	0	0	0	25,536	25,536	25,536
Common Stock issued for deferred financing costs	10,310	0	6,481	5,610	12,091	22,401
Debt discount due to derivative liability	660,796	148,713	403,712	159,789	539,919	896,827
Cancellation of preferred shares	0	0	0	100	100	100
Settlement of Derivative liability			256,472	49,795
Discount on gold advance	0	16,667	22,223	0	22,223	22,223
Accretion of Discount on Redeemable Common Stock	0	14,701	52,346	29,516	81,862	81,862
Excess Cash Received Compared to Redeemable Amount of Stock	0	0	0	0	974	974
Interest on Redeemable Common Stock	29,288	21,298	50,922	22,701	73,870	103,158
Unrealized gain/loss on AFS	12,500	2,450	9,950	12,500	2,550	15,050
Settlement of Derivative Liability, Convertible Debt [Member]
Non-Cash Investing & Financing Activities:
Settlement of Derivative liability	160,703	122,291	256,472	49,795	306,267	466,970
Settlement of Derivative Liability, Gold [Member]
Non-Cash Investing & Financing Activities:
Settlement of Derivative liability	$ 1,667	$ 0	$ 0	$ 0	$ 0	$ 1,667